MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
                               Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS January 31, 1999


DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Morgan Stanley Dean Witter Balanced Growth Fund for the fiscal year ending January 31, 1999. At the end of the period under review, the Fund's net assets totaled more than $308 million, up from $183 million at the start of the period. The asset mix of the Fund is 64 percent equities and 36 percent fixed-income securities.


MARKET OVERVIEW

The economy maintained a healthy expansion over the course of the past 12 months as employment grew, income climbed and consumer confidence soared. Despite strong economic growth, however, inflation did not materialize, due largely to the continued turmoil in the Asian and emerging market economies. Accordingly, the Federal Reserve left interest rates unchanged until late September. At that time, in order to ensure continued U.S. economic growth, members of the Federal Open Market Committee voted to reduce short-term rates and did so again in mid- October and mid-November.

The continued worldwide economic turmoil in the less developed countries caused interest-rate spreads to widen between U.S. government securities and corporate obligations, in some cases to levels not seen in recent memory. This development provided an opportunity for the Fund to make advantageous investments in U.S. government agency obligations as maturing investments and new cash inflows permitted.


PERFORMANCE AND PORTFOLIO

For the period under review, Morgan Stanley Dean Witter Balanced Growth Fund's Class C shares produced a total return of 16.23 percent, compared to 16.10 percent for the Lipper Balanced Funds Index, 32.49 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and 8.72 percent for the Lehman Brothers Government/Corporate Bond Index. For the same period the Fund's Class A, B and D shares

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
LETTER TO THE SHAREHOLDERS January 31, 1999, continued

earned 17.02 percent, 16.09 percent and 17.28 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Since its inception on March 28, 1995, the Fund's
Class C shares have produced a cumulative total return of 92.94 percent and an average annual total return of 18.63 percent. The accompanying chart compares the performance of the Fund's Class C shares versus the Lipper, S&P 500 and Lehman indexes.

In March 1998 another balanced fund, TCW/DW Balanced Fund, was merged into this fund. A number of the TCW/DW Fund holdings were liquidated; however, 19 of the portfolio's equity positions were retained. Two new common stock positions were added to the equity portion of the portfolio during the period: Procter & Gamble and AT&T. Additionally, Associates First Capital, which was originally a spin-off from Ford Motor Co., was built into a full position. During the same period the Fund liquidated the following holdings: Sprint, Fortune Brands, Gallaher Group plc ADRs and Tricon Global Restaurants.

As of January 31, 1999, the fixed-income assets of Balanced Growth were invested as follows: 60.1 percent in mortgage-backed securities, 21.7 percent in U.S. agency obligations, and 10.6 percent in U.S. Treasuries and 7.6 percent in corporate obligations.


LOOKING AHEAD

We believe that the deflationary trend of Asian and emerging-market economies is likely to help keep inflation in check in the United States well into 1999. It is possible that the central bank will lower interest rates again in 1999 as continued world economic turmoil curtails the economic growth of our Latin American neighbors. However, should our economy show signs of inordinately strong growth coupled with an unacceptably high level of inflation, the Federal Reserve might feel the need to reassess its stance on monetary policy. Accordingly, adjustments to the maturity structure and composition of the Fund will be made as conditions warrant and attractive opportunities become available.

We appreciate your ongoing support of Morgan Stanley Dean Witter Balanced Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,



/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
FUND PERFORMANCE January 31, 1999


[GRAPHIC OMITTED]




PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS B, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS C SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                    CLASS C SHARES*
--------------------------------------------------------
PERIOD ENDED 1/31/99
----------------------
1 Year                       16.23%(1)        15.23%(2)
Since Inception              18.63%(1)        18.63%(2)


                   CLASS B SHARES++
-------------------------------------------------------
PERIOD ENDED 1/31/99
---------------------
1 Year                      16.09%(1)        11.09%(2)
Since Inception             13.55%(1)        11.05%(2)



                  CLASS A SHARES+
--------------------------------------------------------
PERIOD ENDED 1/31/99
---------------------
1 Year                      17.02%(1)        10.88%(2)
Since Inception             14.44%(1)        10.43%(2)


           CLASS D SHARES++
---------------------------------------
PERIOD ENDED 1/31/99
---------------------
1 Year                      17.28%(1)
Since Inception             14.68%(1)


                                ---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on January 31, 1999.
(4) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S.
    government agency and U.S. treasury securities and corporate and yankee bonds with maturates of one to ten years. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(6) The Lipper Balanced Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Balanced Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.

* The maximum contingent deferred sales charge (CDSC) for Class C shares is 1% for shares redeemed within one year of purchase.
+   The maximum front-end sales charge for Class A is 5.25%.
++ The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS January 31, 1999




    NUMBER OF
      SHARES                                                       VALUE
-----------------                                               -----------
                    COMMON STOCKS (64.4%)
                    Aerospace (0.4%)
  38,800            Boeing Co. ..............................   $  1,341,025
                                                                ------------
                    Airlines (0.7%)
  39,800            Delta Air Lines, Inc. ...................      2,171,587
                                                                ------------
                    Aluminum (2.1%)
  76,000            Alcoa Inc. ..............................      6,355,500
                                                                ------------
                    Auto Parts: O.E.M. (0.4%)
  20,400            Magna International Inc. (Class A)
                    (Canada) ................................      1,211,250
                                                                ------------
                    Banking (4.4%)
112,000             Bank One Corp. ..........................      5,866,000
 93,000             BankAmerica Corp. .......................      6,219,375
 40,000             Wells Fargo & Co. .......................      1,397,500
                                                                ------------
                                                                  13,482,875
                                                                ------------
                    Beverages -- Non-Alcoholic (1.9%)
149,000             PepsiCo, Inc. ...........................      5,820,312
                                                                ------------
                    Clothing/Shoe/Accessory Stores (4.0%)
100,000             Dayton Hudson Corp. .....................      6,375,000
100,000             May Department Stores Co. ...............      6,037,500
                                                                ------------
                                                                  12,412,500
                                                                ------------
                    Computer Hardware (1.9%)
 32,000             International Business Machines
                    Corp. ...................................      5,864,000
                                                                ------------
                    Construction/Agricultural
                    Equipment/Trucks (1.8%)
173,000             Deere & Co. .............................      5,633,312
                                                                ------------
                    Diversified Financial Services (2.0%)
143,000             Associates First Capital Corp.
                    (Class A) ...............................      5,800,437
  6,500             Citigroup Inc. ..........................        364,406
                                                                ------------
                                                                   6,164,843
                                                                ------------
                    Diversified Manufacturing (2.1%)
305,000             Timken Co. ..............................      6,614,688
                                                                ------------
                    Electric Utilities (3.7%)
136,000             GPU, Inc. ...............................      5,797,000
160,000             Unicom Corp. ............................      5,700,000
                                                                ------------
                                                                  11,497,000
                                                                ------------
                    Electrical Products (0.3%)
 16,000             Honeywell, Inc. .........................      1,043,000
                                                                ------------
                    Electronics (2.9%)
111,000             Raytheon Co. (Class B) ..................      6,209,063
 52,700             Tandy Corp. .............................      2,845,800
                                                                ------------
                                                                   9,054,863
                                                                ------------
                    Finance Companies (0.7%)
 31,400             Fannie Mae ..............................      2,288,275
                                                                ------------
                    Financial Services (0.6%)
 24,100             Merrill Lynch & Co., Inc. ...............      1,831,600
                                                                ------------


    NUMBER OF
      SHARES                                                       VALUE
-----------------                                               -----------
                    Forest Products (2.0%)
113,000             Weyerhaeuser Co. ........................   $  6,116,125
                                                                ------------
                    Insurance Brokers/Services (0.6%)
 29,100             Marsh & McLennan Companies,
                    Inc. ....................................      1,829,663
                                                                ------------
                    Integrated Oil Companies (1.9%)
102,000             Atlantic Richfield Co. ..................      5,852,250
                                                                ------------
                    Major Chemicals (1.9%)
111,500             Du Pont (E.I.) de Nemours & Co.,
                    Inc. ....................................      5,707,406
                                                                ------------
                    Major Pharmaceuticals (4.4%)
 47,500             Bristol-Myers Squibb Co. ................      6,088,906
 15,100             Johnson & Johnson .......................      1,283,500
 31,800             Lilly (Eli) & Co. .......................      2,979,263
 44,100             Warner-Lambert Co. ......................      3,183,469
                                                                ------------
                                                                  13,535,138
                                                                ------------
                    Motor Vehicles (4.0%)
 96,000             Ford Motor Co. ..........................      5,898,000
 71,000             General Motors Corp. ....................      6,372,250
                                                                ------------
                                                                  12,270,250
                                                                ------------
                    Multi-Sector Companies (4.0%)
 61,000             General Electric Co. ....................      6,397,375
190,000             Tenneco, Inc. ...........................      5,866,250
                                                                ------------
                                                                  12,263,625
                                                                ------------
                    Oil/Gas Transmission (2.1%)
 97,000             Enron Corp. .............................      6,402,000
                                                                ------------
                    Packaged Goods/Cosmetics (2.0%)
 67,000             Procter & Gamble Co. ....................      6,088,625
                                                                ------------
                    Railroads (2.5%)
 49,200             Burlington Northern Santa Fe
                    Corp. ...................................      1,703,550
150,000             CSX Corp. ...............................      6,037,500
                                                                ------------
                                                                   7,741,050
                                                                ------------
                    Retail (1.7%)
 88,200             Home Depot, Inc. (The) ..................      5,325,075
                                                                ------------
                    Semiconductors (2.0%)
 43,300             Intel Corp. .............................      6,097,181
                                                                ------------
                    Specialty Foods/Candy (1.9%)
184,000             ConAgra, Inc. ...........................      5,980,000
                                                                ------------
                    Telecommunications (2.9%)
 68,000             AT&T Corp. ..............................      6,171,000
 23,400             Lucent Technologies Inc. ................      2,633,963
                                                                ------------
                                                                   8,804,963
                                                                ------------
                    Tobacco (0.6%)
 40,000             Philip Morris Companies, Inc. ...........      1,880,000
                                                                ------------
                    TOTAL COMMON STOCKS
                    (Identified Cost $155,969,847) ..........    198,679,981
                                                                ------------



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS January 31, 1999, continued




   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                              VALUE
---------------                                       ------------
                  CORPORATE BONDS (2.6%)
                  Airlines (0.1%)
  $      230      Northwest Corp.
                  7.625% due 10/15/99 .............   $    233,613
                                                      ------------
                  Banking (0.2%)
      200         Ahmanson (H.F.) & Co.
                  8.25% due 10/01/02 ..............        215,786
      300         Bank One Corp.
                  7.60% due 05/01/07 ..............        335,811
      200         Citicorp
                  7.125% due 03/15/04 .............        212,632
                                                      ------------
                                                           764,229
                                                      ------------
                  Beverages -- Non-Alcoholic (0.1%)
      150         Coca-Cola Enterprises, Inc.
                  6.375% due 08/01/01 .............        153,736
      100         Coca-Cola Enterprises, Inc.
                  7.875% due 02/01/02 .............        106,863
                                                      ------------
                                                           260,599
                                                      ------------
                  Diversified Financial Services (0.2%)
      500         Associates Corp. NA
                  6.25% due 11/01/08 ..............        518,065
                                                      ------------
                  Electric Utilities (0.2%)
      200         Florida Power & Light Co.
                  7.05% due 12/01/26 ..............        205,192
      200         Texas Utilities Electric Co.
                  7.875% due 04/01/24 .............        216,058
      200         Union Electric Co.
                  6.75% due 05/01/08 ..............        219,290
                                                      ------------
                                                           640,540
                                                      ------------
                  Electronics (0.1%)
      250         Raytheon Co.
                  6.45% due 08/15/02 ..............        257,055
                                                      ------------
                  Finance Companies (0.2%)
      300         Abbey National PLC
                  (United Kingdom)
                  6.69% due 10/17/05 ..............        314,643
      200         CIT Group, Inc.
                  6.125% due 12/15/00 .............        202,216
      150         Ford Motor Credit Corp.
                  8.20% due 02/15/02 ..............        161,361
                                                      ------------
                                                           678,220
                                                      ------------


   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                            VALUE
---------------                                       ------------
                  Financial Services (0.1%)
  $   200         Bear Stearns Companies, Inc.
                  5.75% due 02/15/01 ..............   $    200,104
      100         Bear Stearns Companies, Inc.
                  6.75% due 12/15/07 ..............        102,951
                                                      ------------
                                                           303,055
                                                      ------------
                  Industrial Specialties (0.2%)
      200         Caterpillar, Inc.
                  9.375% due 03/15/21 .............        273,446
      200         General American Transportation
                  Corp.
                  6.75% due 03/01/06 ..............        202,290
      100         Lockheed Martin Corp.
                  7.25% due 05/15/06 ..............        108,230
      100         Minnesota Mining &
                  Manufacturing Co.
                  6.375% due 02/15/28 .............        105,130
      100         Praxair, Inc.
                  6.75% due 03/01/03 ..............        102,189
                                                      ------------
                                                           791,285
                                                      ------------
                  Life Insurance (0.0%)
      100         Hartford Life, Inc.
                  7.65% due 06/15/27 ..............        114,374
                                                      ------------
                  Major Chemicals (0.2%)
      500         Monsanto Co. -- 144A*
                  5.875% due 12/01/08 .............        508,030
                                                      ------------
                  Motor Vehicles (0.1%)
      200         General Motors Corp.
                  8.10% due 06/15/24 ..............        228,280
                                                      ------------
                  Multi-Sector Companies (0.1%)
      150         General Electric Capital Corp.
                  8.85% due 04/01/05 ..............        176,850
                                                      ------------
                  Oil/Gas Transmission (0.1%)
      250         Sonat, Inc.
                  6.75% due 10/01/07 ..............        259,778
                                                      ------------
                  Packaged Foods (0.1%)
      150         Campbell Soup Co.
                  6.15% due 12/01/02 ..............        154,998
                                                      ------------
                  Railroads (0.0%)
      100         Norfolk Southern Corp.
                  7.35% due 05/15/07 ..............        110,921
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS January 31, 1999, continued




    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                                     VALUE
----------------                                              -------------
                   Rental/Leasing Companies (0.1%)
 $      200        Comdisco, Inc.
                   6.50% due 04/30/99 .....................   $    200,422
        200        International Lease Finance Corp.
                   6.375% due 01/18/00 ....................        201,716
                                                              ------------
                                                                   402,138
                                                              ------------
                   Retail (0.1%)
        200        Wal-Mart Stores, Inc.
                   7.50% due 05/15/04 .....................        220,552
                                                              ------------
                   Telecommunications (0.4%)
        200        MCI Communication Corp.
                   6.95% due 08/15/06 .....................        215,402
        700        MCI Worldcom Inc.
                   6.40% due 08/15/05 .....................        730,926
        500        U.S. West Capital Funding, Inc.
                   6.25% due 07/15/05 .....................        521,130
                                                              ------------
                                                                 1,467,458
                                                              ------------

                   TOTAL CORPORATE BONDS
                   (Identified Cost $7,803,278) ...........      8,090,040
                                                              ------------

                   U.S. GOVERNMENT & AGENCY
                   OBLIGATIONS (11.2%)
                   Fannie Mae
        840         6.30% due 09/25/02 ....................        860,773
        875         6.34% due 02/04/08 ....................        898,529
        100         6.48% due 06/28/04 ....................        106,284
      1,000         6.55% due 11/21/07 ....................      1,030,070
      1,100         6.74% due 05/13/04 ....................      1,180,773
        575         7.40% due 07/01/04 ....................        636,491
                                                              ------------
                                                                 4,712,920
                                                              ------------
                   Federal Farm Credit Banks
      3,000         5.90% due 01/10/05 ....................      3,105,420
      1,000         5.92% due 12/29/04 ....................      1,039,620
                                                              ------------
                                                                 4,145,040
                                                              ------------
                   Federal Home Loan Banks
        595         0.00% due 02/25/04 ....................        459,959
      3,000         0.00% due 07/02/12 ....................      1,051,170
      1,000         5.88% due 11/25/08 ....................      1,008,710
      2,400         5.96% due 02/05/08 ....................      2,502,048
                                                              ------------
                                                                 5,021,887
                                                              ------------
                   Federal National Mortgage Assoc.
        183         0.00% due 02/01/04 ....................        142,833
        880         6.40% due 09/27/05 ....................        938,485
        500         6.75% due 07/30/07 ....................        517,850
                                                              ------------
                                                                 1,599,168
                                                              ------------


    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                                     VALUE
----------------                                              ------------
                   Resolution Funding Corp.
                   (Coupon Strips)
 $    2,500         0.00% due 04/15/04 ....................   $  1,944,500
      1,500         0.00% due 10/15/04 ....................      1,136,955
      2,000         0.00% due 04/15/05 ....................      1,473,040
      1,300         0.00% due 01/15/06 ....................        920,803
      3,000         0.00% due 01/15/08 ....................      1,903,590
                                                              ------------
                                                                 7,378,888
                                                              ------------
                   Tennessee Valley Authority
        298         0.00% due 04/15/04 ....................        228,837
                                                              ------------
                   U.S. Treasury Bonds
      1,405         7.50% due 11/15/24 ....................      1,829,956
      1,730         12.00% due 08/15/13 ...................      2,636,901
                                                              ------------
                                                                 4,466,857
                                                              ------------
                   U.S. Treasury Coupon Strips
      1,500         0.00% due 11/15/04 ....................      1,146,015
                                                              ------------
                   U.S. Treasury Strips
      2,000         0.00% due 11/15/06 ....................      1,383,800
      1,000         0.00% due 02/15/07 ....................        678,970
                                                              ------------
                                                                 2,062,770
                                                              ------------
                   U.S. Treasury Notes
      1,000         5.50% due 05/31/03 ....................      1,033,000
        500         5.625% due 02/15/06 ...................        524,975
        870         5.875% due 11/15/05 ...................        928,255
      1,000         6.25% due 02/15/07 ....................      1,097,290
                                                              ------------
                                                                 3,583,520
                                                              ------------

                   TOTAL U.S. GOVERNMENT &
                   AGENCY OBLIGATIONS
                   (Identified Cost $32,361,363) ..........     34,345,902
                                                              ------------


                   U.S. GOVERNMENT AGENCY
                   MORTGAGE PASS-THROUGH
                   CERTIFICATES (20.8%)
                   Federal Home Loan Mortgage Corp.
      2,472         7.00% due 03/01/17-02/01/28 ...........      2,533,453
      1,321         7.50% due 06/01/11-08/01/11 ...........      1,359,690
                                                              ------------
                                                                 3,893,143
                                                              ------------
        776        Federal Housing Administration
                   Burbank Gardens Retirement
                   Center 7.50% due 02/01/32 ..............        812,488
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS January 31, 1999, continued




    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                                      VALUE
-----------------                                              ------------
                    Federal National Mortgage Assoc.
     $11,128         6.00% due 10/01/00-01/01/29 ...........   $ 11,081,175
       1,000         6.00%** ...............................        988,750
       5,797         6.50% due 08/01/10-06/01/13 ...........      5,889,147
       8,720         7.00% due 03/01/12-08/01/27 ...........      8,918,548
       6,243         7.50% due 06/01/25-09/01/27 ...........      6,428,314
          28         7.683% due 05/01/27 ...................         27,829
         295         8.00% due 05/01/24-05/01/25 ...........        306,764
         205         9.50% due 12/01/20 ....................        213,374
                                                               ------------
                                                                 33,853,901
                                                               ------------
                    Government National Mortgage
                    Assoc.
       2,982         6.00% due 05/15/28-12/15/28 ...........      2,959,195
       2,127         7.00% due 07/15/23-01/15/27 ...........      2,179,875
       7,036         7.50% due 06/15/24-06/15/27 ...........      7,273,804
       2,360         8.00% due 04/15/26-08/15/26 ...........      2,458,535
                                                               ------------
                                                                 14,871,409
                                                               ------------
                    Government National Mortgage
                    Assoc. II
       6,835         6.50% due 04/20/28-12/20/28 ...........      6,877,354
       2,000         6.50%** ...............................      2,012,500
       1,578         7.00% due 02/20/26-07/20/27 ...........      1,609,198
                                                               ------------
                                                                 10,499,052
                                                               ------------

                    TOTAL U.S. GOVERNMENT AGENCY
                    MORTGAGE PASS-THROUGH
                    CERTIFICATES
                    (Identified Cost $62,442,212) ..........     63,929,993
                                                               ------------

                    SHORT-TERM INVESTMENTS (1.9%)
                    U.S. GOVERNMENT AGENCY
                    OBLIGATION (a) (1.6%)
     5,000          Federal Home Loan Banks
                    4.62% due 02/01/99
                    (Identified Cost $5,000,000) ...........      5,000,000
                                                               ------------


    PRINCIPAL
    AMOUNT IN
    THOUSANDS                                                         VALUE
-----------------                                              ------------------
                    REPURCHASE AGREEMENT (0.3%)
$      906          The Bank of New York 4.688%
                    due 02/01/99 (dated 01/29/99;
                    proceeds $906,576) (b)
                    (Identified Cost $906,222) .............   $    906,222
                                                               ------------
                    TOTAL SHORT-TERM INVESTMENTS
                    (Identified Cost $5,906,222) ...........      5,906,222
                                                               ------------


TOTAL INVESTMENTS
(Identified Cost $264,482,922) (c)   100.9 %       310,952,138
LIABILITIES IN EXCESS OF OTHER
ASSETS ...........................   (0.9)          (2,631,492)
                                     ----          -----------
NET ASSETS .......................   100.0 %      $308,320,646
                                     =======      ============

--------------------------------
*        Resale is restricted to qualified institutional investors.

** Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.


(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) Collateralized by $911,367 U.S. Treasury Note 4.75% due 11/15/08 valued at $924,346.

(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $54,528,889 and the aggregate gross unrealized depreciation is $8,059,673, resulting in net unrealized appreciation of $46,469,216.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
January 31, 1999

ASSETS:
Investments in securities, at value
   (identified cost $264,482,922) ...............   $310,952,138
Receivable for:
     Interest ...................................        900,144
     Investments sold ...........................        772,549
     Shares of beneficial interest sold .........        538,455
     Dividends ..................................        404,173
Deferred organizational expenses ................         39,180
Prepaid expenses and other assets ...............         61,022
                                                    ------------
     TOTAL ASSETS ...............................    313,667,661
                                                    ------------
LIABILITIES:
Payable for:
     Investments purchased ......................      4,536,405
     Shares of beneficial interest
        repurchased .............................        306,915
     Plan of distribution fee ...................        255,279
     Investment management fee ..................        155,289
Accrued expenses and other payables .............         93,127
                                                    ------------
     TOTAL LIABILITIES ..........................      5,347,015
                                                    ------------
     NET ASSETS .................................   $308,320,646
                                                    ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .................................   $254,497,991
Net unrealized appreciation .....................     46,469,216
Accumulated undistributed net investment
   income .......................................        526,170
Accumulated undistributed net realized gain            6,827,269
                                                    ------------
     NET ASSETS .................................   $308,320,646
                                                    ============
CLASS A SHARES:
Net Assets ......................................   $  3,670,015
Shares Outstanding (unlimited authorized,
   $.01 par value) ..............................        244,457
     NET ASSET VALUE PER SHARE ..................   $      15.01
                                                    ============
     MAXIMUM OFFERING PRICE PER SHARE,
      (net asset value plus 5.54% of net
        asset value) ............................   $      15.84
                                                    ============
CLASS B SHARES:
Net Assets ......................................   $ 99,665,528
Shares Outstanding (unlimited authorized,
   $.01 par value) ..............................      6,646,642
     NET ASSET VALUE PER SHARE ..................   $      14.99
                                                    ============
CLASS C SHARES:
Net Assets ......................................   $203,132,197
Shares Outstanding (unlimited authorized,
   $.01 par value) ..............................     13,551,592
     NET ASSET VALUE PER SHARE ..................   $      14.99
                                                    ============
CLASS D SHARES:
Net Assets ......................................   $  1,852,906
Shares Outstanding (unlimited authorized,
   $.01 par value) ..............................        123,473
     NET ASSET VALUE PER SHARE ..................   $      15.01
                                                    ============


STATEMENT OF OPERATIONS
For the year ended January 31, 1999

NET INVESTMENT INCOME:
INCOME
Interest ..........................................   $ 6,588,629
Dividends (net of $2,696 foreign withholding
   tax) ...........................................     3,709,300
                                                      ------------
      TOTAL INCOME .................................    10,297,929
                                                      ------------
EXPENSES
Plan of distribution fee (Class A shares) .........         4,803
Plan of distribution fee (Class B shares) .........       900,432
Plan of distribution fee (Class C shares) .........     1,865,083
Investment management fee .........................     1,680,621
Transfer agent fees and expenses ..................       252,536
Registration fees .................................       126,158
Shareholder reports and notices ...................        60,499
Professional fees .................................        51,638
Custodian fees ....................................        34,711
Organizational expenses ...........................        33,969
Trustees' fees and expenses .......................        13,273
Other .............................................        12,943
                                                      ------------
     TOTAL EXPENSES ...............................     5,036,666
                                                      ------------
     NET INVESTMENT INCOME ........................     5,261,263
                                                      ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................    34,473,593
Net change in unrealized appreciation .............    (2,381,940)
                                                      ------------
     NET GAIN .....................................    32,091,653
                                                      ------------
NET INCREASE ......................................   $37,352,916
                                                      ============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                           FOR THE YEAR        FOR THE YEAR
                                                               ENDED               ENDED
                                                         JANUARY 31, 1999    JANUARY 31, 1998*
                                                        ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................    $   5,261,263       $   3,418,094
Net realized gain ....................................       34,473,593           9,339,981
Net change in unrealized appreciation ................       (2,381,940)         15,015,576
                                                          -------------       -------------
   NET INCREASE ......................................       37,352,916          27,773,651
                                                          -------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................          (47,853)             (5,489)
   Class B shares ....................................       (1,598,472)           (718,055)
   Class C shares ....................................       (3,567,970)         (2,548,813)
   Class D shares ....................................             (476)               (235)
Net realized gain
   Class A shares ....................................         (293,543)            (10,635)
   Class B shares ....................................       (9,940,337)         (2,320,188)
   Class C shares ....................................      (20,539,850)         (4,770,925)
   Class D shares ....................................           (1,892)               (540)
                                                          -------------       -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................      (35,990,393)        (10,374,880)
                                                          -------------       -------------
Net increase from transactions in shares of beneficial
  interest ...........................................      123,790,091          46,353,274
                                                          -------------       -------------
   NET INCREASE ......................................      125,152,614          63,752,045
NET ASSETS:
Beginning of period ..................................      183,168,032         119,415,987
                                                          -------------       -------------
   END OF PERIOD
  (Including undistributed net investment income of
   $526,170 and $448,903, respectively) ..............    $ 308,320,646       $ 183,168,032
                                                          =============       =============

---------------------
* Class A, Class B and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Balanced Growth Fund (the "Fund"), formerly Dean Witter Balanced Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund seeks to achieve its objective by investing in common stock of companies which have a record of paying dividends and have the potential for increasing dividends, securities convertible into common stock and in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Dean Witter Advisors Inc. serves as Investment Manager ("Morgan Stanley Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, designated as Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital, Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment;

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $171,000 of which approximately $141,000 have been reimbursed. The balance was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $1,226,986 at January 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $72,842 and $38,617, respectively and received $35,193 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended January 31, 1999 aggregated $132,983,301 and $133,598,943, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $38,382,215 and $26,065,622, respectively.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

For the year ended January 31, 1999, the Fund incurred brokerage commissions of $19,552 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended January 31, 1999, the Fund incurred brokerage commissions of $63,052, with DWR for portfolio transactions executed on behalf of the Fund. At January 31, 1999, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with DWR of $1,539,967 and $270,966, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. FEDERAL INCOME TAX STATUS

As of January 31, 1999, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to nondeductible organizational expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $37,990, accumulated undistributed net investment income was credited $34,772 and accumulated undistributed net realized gain was credited $3,218.


6. ACQUISITION OF TCW/DW BALANCED FUND

As of the close of business on March 13, 1998, the Fund acquired all the net assets of TCW/DW Balanced Fund ("Balanced") pursuant to a plan of reorganization approved by the shareholders of Balanced on February 26, 1998. The acquisition was accomplished by a tax-free exchange of 4,134 Class A shares of the Fund at a net asset value of $15.63 per share for 4,970 Class A shares of Balanced; 714,438 Class B shares of the Fund at a net asset value of $15.60 per share for 857,985 Class B shares of Balanced; and 5,421,407 Class C shares of the Fund at a net asset value of $15.60 per share for 6,505,688 Class C shares of Balanced. The net assets of the Fund and Balanced immediately before the acquisition were $195,384,041 and $95,754,859, respectively, including unrealized appreciation of $23,251,296 for Balanced. Immediately after the acquisition, the combined net assets of the Fund amounted to $291,138,900.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999, continued

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                FOR THE YEAR                     FOR THE YEAR
                                                                   ENDED                             ENDED
                                                              JANUARY 31, 1999                JANUARY 31, 1998*+
                                                      -------------------------------- ---------------------------------
                                                           SHARES          AMOUNT           SHARES          AMOUNT
                                                      --------------- ---------------- --------------- ----------------
CLASS A SHARES
Sold ................................................       214,798    $   3,288,029          46,655    $     683,770
Reinvestment of dividends and distributions .........        20,830          297,931             786           11,607
Acquisition of TCW/DW Balanced Fund .................         4,134           64,616            --              --
Redeemed ............................................       (18,692)        (283,157)        (36,416)        (550,341)
                                                            -------    -------------         -------    -------------
Net increase -- Class A .............................       221,070        3,367,419          11,025          145,036
                                                            -------    -------------         -------    -------------
CLASS B SHARES
Sold ................................................     2,522,284       38,625,606       1,248,350       18,499,860
Reinvestment of dividends and distributions .........       556,089        8,004,525         128,246        1,890,315
Acquisition of TCW/DW Balanced Fund .................       714,438       11,141,706            --              --
Redeemed ............................................    (2,048,564)     (31,309,102)       (804,817)     (11,954,345)
                                                         ----------    -------------       ---------    -------------
Net increase -- Class B .............................     1,744,247       26,462,735         571,779        8,435,830
                                                         ----------    -------------       ---------    -------------
CLASS C SHARES
Sold ................................................     1,731,430       26,748,214       4,677,752       64,189,834
Reinvestment of dividends and distributions .........     1,566,246       22,586,918         469,682        6,767,943
Acquisition of TCW/DW Balanced Fund .................     5,421,407       84,548,537            --              --
Redeemed ............................................    (2,732,100)     (41,716,243)     (2,419,792)     (33,201,717)
                                                         ----------    -------------      ----------    -------------
Net increase -- Class C .............................     5,986,983       92,167,426       2,727,642       37,756,060
                                                         ----------    -------------      ----------    -------------
CLASS D SHARES
Sold ................................................       122,652        1,796,907           1,061           15,573
Reinvestment of dividends and distributions .........           164            2,368              53              775
Redeemed ............................................          (457)          (6,764)           --              --
                                                         ----------    -------------      ----------    -------------
Net increase -- Class D .............................       122,359        1,792,511           1,114           16,348
                                                         ----------    -------------      ----------    -------------
Net increase in Fund ................................     8,074,659    $ 123,790,091       3,311,560    $  46,353,274
                                                         ==========    =============      ==========    =============

---------------
+ On July 28, 1997, 12,362 shares representing $181,608 were transferred to Class A and 4,330,616 shares representing $63,616,743 were transferred to Class B.

* For Class A, B and D shares, for the period July 28, 1997 (issue date) through January 31, 1998.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                      FOR THE PERIOD
                                                         FOR THE YEAR ENDED JANUARY 31                MARCH 28, 1995*
                                               --------------------------------------------------         THROUGH
                                                     1999++         1998***++          1997          JANUARY 31, 1996
                                               ----------------- -------------- ----------------- ----------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........     $  14.66        $   13.01        $  11.92             $ 10.00
                                                   ----------      ---------        ----------           --------
Income from investment operations:
 Net investment income .......................         0.22             0.32            0.25               0.31
 Net realized and unrealized gain ............         2.04             2.23            1.33               1.88
                                                   ----------      ---------        ----------           --------
Total income from investment operations ......         2.26             2.55            1.58               2.19
                                                   ----------      ---------        ----------           --------
Less dividends and distributions from:
 Net investment income .......................        (0.28)           (0.30)         (0.27)              (0.27)**
 Net realized gain ...........................        (1.65)           (0.60)         (0.22)                --
                                                   ----------      ----------       ----------           --------
Total dividends and distributions ............        (1.93)           (0.90)         (0.49)              (0.27)
                                                   ----------      ----------       ----------           --------
Net asset value, end of period ...............     $  14.99        $   14.66        $  13.01             $11.92
                                                   ==========      ==========       ==========           ========
TOTAL RETURN+ ................................        16.23%            19.82%         13.44%             22.13%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................         1.80%(4)          1.87%          1.92%(3)            --  (2)(3)
Net investment income ........................         1.88%(4)          2.18%          2.31%(3)           4.25%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......     $203,132          $110,909       $119,416            $47,596
Portfolio turnover rate ......................           49%               28%            16%               2%(1)

-------------
*     Commencement of operations.
**    Includes a capital gain distribution of $0.004.
*** Prior to July 28, 1997, the fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Dean Witter Advisors Inc. serves as Investment Manager ("Morgan Stanley Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
++    The per share amounts were computed using an average number of shares outstanding during the period.
+     Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Investment Manager had not reimbursed expenses and waived the management fee, the annualized expense and net investment income ratios would have been 1.95% and 2.28%, respectively, for the year ended January 31, 1997, and 2.42% and 1.83%, respectively, for the period ended January 31, 1996.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS, continued


                                                                           FOR THE PERIOD
                                                       FOR THE YEAR        JULY 28, 1997*
                                                           ENDED              THROUGH
                                                     JANUARY 31, 1999     JANUARY 31, 1998
                                                    ------------------   -----------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $  14.68             $  14.69
                                                        ---------            ---------
Income from investment operations:
 Net investment income ..........................           0.36                 0.21
 Net realized and unrealized gain ...............           2.01                 0.50
                                                        ---------            ---------
Total income from investment operations .........           2.37                 0.71
                                                        ---------            ---------
Less dividends and distributions from:
 Net investment income ..........................          (0.39)               (0.21)
 Net realized gain ..............................          (1.65)               (0.51)
                                                        ---------            ---------
Total dividends and distributions ...............          (2.04)               (0.72)
                                                        ---------            ---------
Net asset value, end of period ..................       $  15.01             $  14.68
                                                        =========            =========
TOTAL RETURN+ ...................................          17.02%                4.77%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           1.06%(3)             1.12%(2)
Net investment income ...........................           2.62%(3)             2.84%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $  3,670              $   343
Portfolio turnover rate .........................             49%                  28%
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $  14.67               $14.69
                                                        ----------          -----------
Income from investment operations:
 Net investment income ..........................           0.21                 0.16
 Net realized and unrealized gain ...............           2.03                 0.49
                                                        -----------          -----------
Total income from investment operations .........           2.24                 0.65
                                                        -----------          -----------
Less dividends and distributions from:
 Net investment income ..........................          (0.27)               (0.16)
 Net realized gain ..............................          (1.65)               (0.51)
                                                        -----------          -----------
Total dividends and distributions ...............          (1.92)               (0.67)
                                                        -----------          -----------
Net asset value, end of period ..................       $  14.99             $  14.67
                                                        ===========          ===========
TOTAL RETURN+ ...................................          16.09%                4.38%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           1.81%(3)             1.86%(2)
Net investment income ...........................           1.87%(3)             2.14%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........        $99,666              $71,900
Portfolio turnover rate .........................             49%                  28%

--------------
* The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS, continued


                                                                           FOR THE PERIOD
                                                       FOR THE YEAR        JULY 28, 1997*
                                                           ENDED              THROUGH
                                                     JANUARY 31, 1999     JANUARY 31, 1998
                                                    ------------------   -----------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............       $  14.68             $  14.69
                                                        --------             --------
Income from investment operations:
 Net investment income ..........................           0.37                 0.24
 Net realized and unrealized gain ...............           2.03                 0.48
                                                        --------             --------
Total income from investment operations .........           2.40                 0.72
                                                        --------             --------
Less dividends and distributions from:
 Net investment income ..........................          (0.42)               (0.22)
 Net realized gain ..............................          (1.65)               (0.51)
                                                        --------             --------
Total dividends and distributions ...............          (2.07)               (0.73)
                                                        --------             --------
Net asset value, end of period ..................       $  15.01             $  14.68
                                                        ========             ========
TOTAL RETURN+ ...................................          17.28%                4.88%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           0.81%(3)             0.86%(2)
Net investment income ...........................           2.87%(3)             3.08%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........       $  1,853             $     16
Portfolio turnover rate .........................             49%                  28%

--------------
*     The date the shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Balanced Growth Fund (the "Fund"), formerly Dean Witter Balanced Growth Fund, at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
March 10, 1999

-------------------------------------------------------------------------------
                      1999 FEDERAL TAX NOTICE (unaudited)

  During the year ended January 31, 1999, the Fund paid to its shareholders $1.51 per share from long-term capital gains. For such period, 44.34% of the income paid qualified for the dividends received deduction available to corporations.

-------------------------------------------------------------------------------

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICES
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink,
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general informagion of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
BALANCED
GROWTH FUND





ANNUAL REPORT
JANUARY 31, 1999